Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Rental expense	$ 67,000,000	$ 68,000,000	$ 78,000,000
2013	55,908,000
2014	43,089,000
2015	30,246,000
2016	21,234,000
2017	15,660,000
Thereafter	35,115,000
Total minimum lease payments	$ 201,252,000